UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08917

        Credit Suisse Institutional Fixed Income Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Institutional Fixed Income Fund
Schedule of Investments
September 30, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (22.2%)
Aerospace & Defense (0.5%)
$585	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	$618,742

Banks(1.0%)
460	Bank of America Corp., Global Notes §	(AA- , Aa2)	10/01/10	4.250	449,980
160	Bank of America Corp., Rule 144A, Company
	Guaranteed Notes (Callable 12/31/06
	@ $104.04) ‡	(A , Aa3)	12/31/26	8.070	171,867
305	Bank of New York Company, Inc., Senior
	Subordinated Notes (Callable 03/15/08
	@ $100.00) #	(A , A1)	03/15/13	3.400	295,194
200	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	196,401

					1,113,442

Commercial Services (0.5%)
335	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	333,258
255	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	257,159

					590,417

Diversified Financials (7.1%)
150	Capital One Financial Corp., Senior Notes	(BBB- , Baa3)	05/17/07	4.738	150,279
620	Citigroup, Inc., Global Subordinated Notes	(A+ , Aa2)	09/15/14	5.000	617,754
390	Ford Motor Credit Co., Global Notes	(BB+ , Baa2)	01/25/07	6.500	390,574
225	Ford Motor Credit Co., Global Notes §	(BB+ , Baa2)	01/15/10	5.700	204,581
170	Ford Motor Credit Co., Global Notes §	(BB+ , Baa2)	10/01/13	7.000	157,885
1,445	General Electric Capital Corp., Global Notes #	(AAA , Aaa)	03/04/08	3.801	1,445,858
1,270	General Electric Capital Corp., Series MTNA,
	Global Notes	(AAA , Aaa)	06/15/12	6.000	1,353,688
330	General Motors Acceptance Corp., Global Bonds	(BB , Baa2)	11/01/31	8.000	288,866
155	General Motors Acceptance Corp., Global
	Notes §	(BB , Ba1)	12/01/14	6.750	135,045
475	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	474,396
595	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	584,626
160	JPMorgan Chase & Co., Global Notes §	(A+ , Aa3)	03/01/15	4.750	156,327
380	MBNA America Bank, Rule 144A, Subordinated
	Notes ‡	(BBB , Baa2)	03/15/08	6.750	398,441
225	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	217,445
515	OMX Timber Finance Investment LLC, Rule
	144A, Company Guaranteed Notes (Callable
	10/31/19 @ $100.00) ‡#	(A+ , Aa3)	01/29/20	5.420	519,282
630	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	619,298
535	Toll Brothers Finance Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	11/15/12	6.875	575,450

					8,289,795

Electric (1.9%)
226	American Electric Power Company, Inc.,
	Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	228,231
200	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	204,575
300	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	296,926
450	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	447,188
205	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa1)	03/01/34	6.050	214,017
275	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	304,443
565	TXU Corp., Global Senior Notes §	(BB+ , Ba1)	11/15/14	5.550	539,195

					2,234,575

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Entertainment (0.1%)
$125	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58)	(CCC+ , B3)	02/01/11	9.500	$119,375

Environmental Control (0.3%)
240	Waste Management, Inc., Global Company
	Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	296,018

Food	(0.4%)
535	Kellogg Co., Global Senior Notes	(BBB+ , Baa1)	06/01/08	2.875	510,811

Gas	(0.5%)
520	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	522,365

Home Builders (1.7%)
925	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	02/15/15	5.250	870,466
880	Lennar Corp., Rule 144A, Senior Unsecured
	Notes ‡	(BBB , Baa3)	05/31/15	5.600	863,682
290	Pulte Homes, Inc., Notes §	(BBB- , Baa3)	02/15/35	6.000	263,877

					1,998,025

Insurance (1.6%)
485	American International Group, Inc., Global
	Notes #	(AA , Aa)	05/15/13	4.250	463,819
580	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	568,519
175	Florida Windstorm Underwriting Association,
	Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	180,643
450	Nationwide Mutual Insurance Co., Rule 144A,
	Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	456,088
175	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	189,303

					1,858,372

Investment Company (0.2%)
275	Frank Russell Co., Rule 144A, Company
	Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	283,238

Lodging (0.0%)
144	Windsor Woodmont Black Hawk, Series B,
	First Mortgage Notes ø^	(NR , NR)	03/15/05	13.000	11,033

Media (1.9%)
240	CCO Holdings LLC, Global Senior Notes
	(Callable 11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	238,200
520	Comcast Cable Communications Holdings, Inc.,
	Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	616,125
485	Comcast Corp., Company Guaranteed Notes	(BBB+ , Baa2)	06/15/16	4.950	465,389
280	News America Holdings, Inc., Company
	Guaranteed Notes §	(BBB- , Baa3)	02/01/13	9.250	346,313
240	News America, Inc., Company Guaranteed
	Notes	(BBB , Baa3)	11/30/28	7.625	276,718
220	Time Warner, Inc., Global Company
	Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	258,524

					2,201,269

Mining (0.4%)
475	Phelps Dodge Corp., Senior Notes §	(BBB , Baa2)	03/15/34	6.125	483,360

Miscellaneous Manufacturing (0.5%)
565	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	558,940

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil & Gas (1.3%)
$420	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	$491,536
115	Enterprise Products Operating LP, Senior
	Notes	(BB+ , Baa3)	06/01/10	4.950	113,141
340	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	349,998
280	Pemex Project Funding Master Trust,
	Rule 144A, Company Guaranteed Notes ‡#	(BBB , Baa1)	06/15/10	5.170	292,040
285	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	285,473

					1,532,188

Pipelines (0.2%)
245	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	242,006

Real Estate (0.3%)
310	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	305,190

Savings & Loans (0.2%)
275	Washington Mutual Bank, Global
	Subordinated Notes	(A- , A3)	01/15/15	5.125	272,719

Telecommunications (1.5%)
150	ALLTEL Corp., Notes	(A , A2)	05/17/07	4.656	149,919
275	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	274,819
250	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	248,169
250	Sprint Capital Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	01/30/11	7.625	280,060
245	Sprint Capital Corp., Global Company
	Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	329,531
420	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	424,198

					1,706,696

Transportation (0.1%)
130	Horizon Lines LLC, Global Company
	Guaranteed Notes (Callable 11/01/08
	@ $104.50)	(CCC+ , B3)	11/01/12	9.000	139,913

TOTAL CORPORATE BONDS (Cost $26,020,280)					25,888,489

ASSET BACKED SECURITIES (7.7%)
825	Asset Backed Funding Certificates, Series
	2005-AQ1, Class A4 #	(AAA , Aaa)	06/25/35	5.010	816,363
410	Asset Backed Funding Certificates, Series
	2005-AQ1, Class M1 #	(AA , Aa)	06/25/35	5.240	403,087
945	CDC Mortgage Capital Trust, Series
	2003-HE4, Class M2 #	(A , A2)	03/25/34	5.480	966,257
415	CIT Group Home Equity Loan Trust,
	Series 2003-1, Class M1 #	(AA , Aa2)	10/20/32	4.670	408,149
384	Contimortgage Home Equity Loan Trust,
	Series 1996-4, Class A8	(AAA , Aaa)	01/15/28	7.220	384,439
610	Countrywide Asset-Backed Certificates,
	Series 2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	602,386
965	DaimlerChrysler Auto Trust, Series 2004-B,
	Class A4	(AAA , Aaa)	10/08/09	3.710	951,128
1,235	Finance America Mortgage Loan Trust,
	Series 2004-2, Class M1 #	(AA+ , Aa1)	08/25/34	4.380	1,240,263
610	First Franklin Mortgage Loan Asset-Backed
	Certificates, Series 2005-FF5, Class A2B #	(AAA , Aaa)	03/25/35	4.060	609,810
248	Greenpoint Home Equity Loan Trust, Series
	2003-1, Class A #	(AAA , Aaa)	04/15/29	4.038	248,283

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES

$222	Greenpoint Home Equity Loan Trust,
	Series 2004-3, Class A #	(AAA , Aaa)	03/15/35	3.998	$222,634
410	Ixis Real Estate Capital Trust,
	Series 2005-HE2, Class M1 #	(AA , Aa1)	09/25/35	4.260	411,187
655	MBNA Credit Card Master Note Trust,
	Series 2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	712,108
726	Morgan Stanley ABS Capital I, Series
	2003-NC7, Class A2 #	(AAA , Aaa)	06/25/33	4.190	725,793
235	Vanderbilt Mortgage Finance, Series 1998-C,
	Class 1B1	(BBB , Baa)	02/07/15	6.970	236,785

TOTAL ASSET BACKED SECURITIES (Cost $8,991,131)					8,938,672

MORTGAGE-BACKED SECURITIES (51.5%)
90,565	Bank of America Commercial Mortgage, Inc.,
	Series 2005-1, Class XW #	(AAA , Aaa)	11/10/42	0.105	498,813
610	Bank of America Commercial Mortgage, Inc.,
	Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	604,422
1,245	Bank of America Commercial Mortgage, Inc.,
	Series 2005-5, Class AM	(AAA , Aaa)	10/10/45	5.176	1,251,259
1,180	Bank of America Mortgage Securities,
	Series 2005-F, Class 2A2 #	(AAA , Aaa)	07/25/35	5.036	1,173,558
42,006	Bear Stearns Commercial Mortgage
	Securities, Inc., Series 2003-PWR2,
	Class X1 #	(AAA , Aaa)	05/11/39	0.211	806,003
66	Fannie Mae Pool #077774	(AAA , Aaa)	01/01/10	10.000	70,522
1,151	Fannie Mae Pool #357739	(AAA , Aaa)	03/01/35	6.000	1,171,250
1,470	Fannie Mae Pool #357790 ‡‡	(AAA , Aaa)	05/01/35	6.000	1,495,467
1,644	Fannie Mae Pool #357822 ^^	(AAA , Aaa)	05/01/35	5.500	1,644,612
1,121	Fannie Mae Pool #618250	(AAA , Aaa)	01/01/32	6.000	1,140,167
227	Fannie Mae Pool #656862	(AAA , Aaa)	04/01/33	6.000	230,899
1,387	Fannie Mae Pool #667742	(AAA , Aaa)	04/01/33	6.000	1,410,733
943	Fannie Mae Pool #703337	(AAA , Aaa)	04/01/33	5.500	943,681
168	Fannie Mae Pool #703598 ‡‡	(AAA , Aaa)	05/01/18	5.500	170,560
147	Fannie Mae Pool #705651	(AAA , Aaa)	06/01/18	5.500	148,947
563	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	552,748
570	Fannie Mae Pool #721796	(AAA , Aaa)	06/01/18	4.500	558,952
1,177	Fannie Mae Pool #725205	(AAA , Aaa)	03/01/34	5.000	1,155,422
1,264	Fannie Mae Pool #725231	(AAA , Aaa)	02/01/34	5.000	1,240,307
1,401	Fannie Mae Pool #725248	(AAA , Aaa)	03/01/34	5.000	1,375,535
1,072	Fannie Mae Pool #725277	(AAA , Aaa)	03/01/19	4.500	1,051,670
1,100	Fannie Mae Pool #725414	(AAA , Aaa)	05/01/19	4.500	1,077,903
1,228	Fannie Mae Pool #725866	(AAA , Aaa)	09/01/34	4.500	1,172,228
1,323	Fannie Mae Pool #733389	(AAA , Aaa)	08/01/33	5.000	1,298,353
992	Fannie Mae Pool #743364	(AAA , Aaa)	10/01/33	5.500	992,983
1,162	Fannie Mae Pool #753108	(AAA , Aaa)	12/01/33	5.500	1,162,107
2,392	Fannie Mae Pool #758789 ^^	(AAA , Aaa)	12/01/33	5.500	2,393,376
1,385	Fannie Mae Pool #761831	(AAA , Aaa)	08/01/33	5.500	1,386,499
666	Fannie Mae Pool #767184	(AAA , Aaa)	02/01/19	5.500	675,838
481	Fannie Mae Pool #772297	(AAA , Aaa)	03/01/34	5.500	481,168
1,597	Fannie Mae Pool #790724 ^^	(AAA , Aaa)	09/01/34	5.500	1,597,655
1,454	Fannie Mae Pool #826514	(AAA , Aaa)	07/01/35	6.000	1,484,354
1,205	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	06/18/14	5.250	1,260,407
1	Federal National Mortgage Association,
	Series 1991-165, Class M	(AAA , Aaa)	12/25/21	8.250	856
1,175	FNMA TBA	(AAA , Aaa)	10/01/20	5.000	1,172,063
1,210	FNMA TBA	(AAA , Aaa)	10/01/20	5.500	1,227,772
615	FNMA TBA	(AAA , Aaa)	10/01/35	5.500	614,808
1,180	FNMA TBA	(AAA , Aaa)	10/01/35	6.000	1,199,913
1,725	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	1,755,865

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE-BACKED SECURITIES
$1,030	Freddie Mac Global Notes	(AAA , Aaa)	07/15/32	6.250	$1,240,828
1,245	Freddie Mac Pool #A23629	(AAA , Aaa)	06/01/34	5.000	1,220,339
492	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	490,905
1,188	Freddie Mac Pool #B14729	(AAA , Aaa)	05/01/19	4.500	1,164,593
1,141	Freddie Mac Pool #E01216	(AAA , Aaa)	10/01/17	5.500	1,158,138
2,475	GE Capital Commercial Mortgage Corp.,
	Series 2005-C3, Class A3FX	(AAA , Aaa)	07/10/45	4.863	2,475,561
1,081	Ginnie Mae Pool #003666	(AAA , Aaa)	01/20/35	6.000	1,104,682
1	Ginnie Mae Pool #112986	(AAA , Aaa)	07/15/14	13.500	747
1,230	GMAC Commercial Mortgage Securities, Inc.,
	Series 1997-C2, Class B, Subordindated Bond	(AAA , Aaa)	04/15/29	6.703	1,276,080
1,190	GNMA TBA	(AAA , Aaa)	10/01/35	5.000	1,191,556
1,275	GS Mortgage Securities Corp. II, Series
	2004-GG2, Class A4	(AAA , Aaa)	08/10/38	4.964	1,279,048
1,155	GS Mortgage Securities Corp. II, Series
	2005-GG4, Class A4	(AAA , Aaa)	07/10/39	4.761	1,133,721
671	JPMorgan Chase Commercial Mortgage
	Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	654,992
1,315	JPMorgan Chase Commercial Mortgage
	Securities Corp., Series 2005-CB12,
	Class AM #	(AAA , Aaa)	09/12/37	4.948	1,301,790
1,151	LB-UBS Commercial Mortgage Trust,
	Series 2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	1,109,001
1,270	LB-UBS Commercial Mortgage Trust,
	Series 2005-C3, Class AM	(AAA , Aaa)	07/15/40	4.794	1,244,190
1,175	Merrill Lynch Mortgage Trust, Series
	2005-CIP1, Class AM	(AAA , Aaa)	07/12/38	5.107	1,176,640
1,150	Wells Fargo Mortgage Backed Securities
	Trust, Series 2005-AR16, Class 6A3 #	(AAA , Aaa)	10/25/35	5.002	1,148,203

TOTAL MORTGAGE-BACKED SECURITIES (Cost $60,458,227)					60,020,689

FOREIGN BONDS (4.8%)
Asset Backed Securities (1.1%)
1,300	Pure Mortgages, Series 2004-1A, Class A
	(Ireland) #	(AAA , Aaa)	02/28/34	4.160	1,300,406

Banks (0.8%)
940	Royal Bank of Scotland Group PLC, Series 3,
	Perpetual Global Bonds (Callable 12/31/05
	@ $100.00) (United Kingdom)	(A , A1)	11/29/49	7.816	947,683

Beverages (0.8%)
600	Diageo Capital PLC, Global Notes
	(United Kingdom)	(A , A2)	05/03/10	4.375	590,855
305	Diageo Finance BV, Global Company
	Guaranteed Notes (Netherlands)	(A , A2)	04/01/11	3.875	291,596

					882,451

Electric (0.2%)
240	Compania Nacional de Transmision
	Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	270,521

Insurance (0.2%)
200	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	198,198

Miscellaneous Manufacturing (0.5%)
555	Tyco International Group SA, Yankee Company
	Guaranteed Notes (Luxembourg)	(BBB+ , Baa3)	10/15/11	6.375	592,305

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Oil & Gas (0.8%)
$115	Canadian Natural Resources, Ltd., Yankee
	Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	$124,676
375	Nexen, Inc., Yankee Notes (Canada)	(BBB- , Baa2)	03/10/35	5.875	368,845
320	Petroliam Nasional Berhad, Rule 144A, Bonds
	(Malaysia) ‡	(A- , A1)	08/15/15	7.750	385,935

					879,456

Pipelines (0.1%)
180	Trans-Canada Pipelines, Ltd., Yankee Bonds
	(Canada)	(A- , A2)	01/15/15	4.875	178,293

Telecommunications (0.3%)
295	Deutsche Telekom International Finance BV,
	Global Company Guaranteed Notes
	(Netherlands) #	(A- , A3)	06/15/30	8.750	382,001

TOTAL FOREIGN BONDS (Cost $5,617,605)					5,631,314

UNITED STATES TREASURY OBLIGATIONS (8.5%)
897	Treasury Inflation-Index Bonds §	(AAA , Aaa)	04/15/32	3.375	1,186,284
2,138	Treasury Inflation-Index Notes §	(AAA , Aaa)	01/15/11	3.500	2,355,833
1,700	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	1,905,065
1,115	United States Treasury Notes §	(AAA , Aaa)	08/15/08	4.125	1,113,694
1,105	United States Treasury Notes §	(AAA , Aaa)	07/15/10	3.875	1,088,556
2,240	United States Treasury Notes §	(AAA , Aaa)	09/15/10	3.875	2,209,025

TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $9,926,835)					9,858,457

MUNICIPAL BOND (1.3%)
Texas(1.3%)
1,505	University of Texas, University Revenue Bonds,
	Financing Systems, Series D
	(Cost $1,549,004)	(AAA , Aaa)	08/15/34	5.000	1,567,879

Number
of
Shares

WARRANTS (0.0%)
Building Materials (0.0%)
240	Dayton Superior Corp., Rule 144A, strike
	price $0.01, expires 6/15/09 *‡				2

Telecommunications (0.0%)
130	GT Group Telecom, Inc., Rule 144A, strike
	price $0.00, expires 2/01/10 *‡^				0

TOTAL WARRANTS (Cost $11,300)					2

SHORT-TERM INVESTMENTS (17.5%)
11,417,231	State Street Navigator Prime Fund §§				11,417,231

Par
(000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENTS
$3,750	Federal Home Loan Bank Discount Notes	10/24/05	3.630	$3,741,303
5,063	State Street Bank and Trust Co. Euro Time Deposit	10/03/05	2.850	5,063,000
170	United States Treasury Bills	11/03/05	3.264	169,494

TOTAL SHORT-TERM INVESTMENTS (Cost $20,391,028)				20,391,028

TOTAL INVESTMENTS AT VALUE (113.5%) (Cost $132,965,410)				132,296,530

LIABILITIES IN EXCESS OF OTHER ASSETS (-13.5%)				(15,704,060)

NET ASSETS (100.0%)				$116,592,470

OPEN FUTURES CONTRACTS

					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)

U.S. Treasury 2
Year Notes Futures	45	12/30/05	$9,310,814	$9,265,078	$(45,736)

U.S. Treasury 10
Year Notes Futures	(27)	12/20/05	(2,978,729)	(2,967,891)	10,838
U.S. Treasury 5
Year Notes Futures	(27)	12/20/05	(2,894,385)	(2,885,203)	9,182
U.S. Treasury Bonds Futures	(16)	12/20/05	(1,857,370)	(1,830,500)	26,870

			$(7,730,484)	$(7,683,594)	$46,890

			$1,580,330	$1,581,484	$1,154

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency To		Contract	Contract	Unrealized
Currency Contract	Date	Be Purchased/(Sold)		Amount	Value	Gain (Loss)

Australian Dollar	10/13/2005	A$	2,360,000	$1,757,232	$1,801,062	$43,830
Australian Dollar	10/13/2005	A$	(2,360,000)	(1,768,017)	(1,801,062)	(33,045)
British Pound	10/13/2005		£1,313,000	2,310,480	2,322,278	11,798
European Economic Unit	10/13/2005		€(8,556,000)	(10,431,225)	(10,321,920)	109,305
Japanese Yen	10/13/2005		¥780,610,000	7,021,317	6,896,846	(124,471)
Japanese Yen	10/13/2005		¥(393,000,000)	(3,532,139)	(3,472,234)	59,905
Norwegian Krone	10/13/2005	NKr	14,900,000	2,305,494	2,285,165	(20,329)
Swedish Krona	10/13/2005	SKr	1,465,000	2,302,348	2,304,733	2,385

				$(34,510)	$14,868	$49,378

INVESTMENT ABBREVIATIONS
BKNT = Bank Notes
MTNA = Medium Term Notes Series A
NR = Not Rated
TBA = To Be Announced

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $3,808,327 or 3.27% of net assets.
‡‡	Collateral segregated for futures contracts.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of September 30, 2005.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ø	Bond is currently in default.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized appreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $132,965,410, $483,518, $1,152,398 and $(668,880), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Institutional Fixed Income Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005